Loan Portfolio and Allowance for Credit Losses, Allowance for Loan Losses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		$ 46,032	$ 44,267	$ 49,595
Loans charged off [Abstract]
Total loan charge offs		547	152	430
Recoveries of loans previously charged off [Abstract]
Total recoveries		593	464	552
Net loans (recoveries) charged off		(46)	(312)	(122)
(Credit) provision for credit losses		2,500	(900)	(5,450)
Balance at end of period		48,578	46,032	44,267
New York and Other States [Member]
Loans charged off [Abstract]
Total loan charge offs	[1]	468	151	427
Recoveries of loans previously charged off [Abstract]
Total recoveries	[1]	566	461	550
Florida [Member]
Loans charged off [Abstract]
Total loan charge offs		79	1	3
Recoveries of loans previously charged off [Abstract]
Total recoveries		27	3	2
Commercial [Member]
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		2,596	3,135	4,140
Loans charged off [Abstract]
Total loan charge offs		0	40	30
Recoveries of loans previously charged off [Abstract]
Total recoveries		129	4	32
Net loans (recoveries) charged off		(129)	36	(2)
(Credit) provision for credit losses		10	483	(1,007)
Balance at end of period		2,735	2,596	3,135
Commercial [Member] | New York and Other States [Member]
Loans charged off [Abstract]
Total loan charge offs	[1]	0	40	30
Recoveries of loans previously charged off [Abstract]
Total recoveries	[1]	129	4	32
Commercial [Member] | Florida [Member]
Loans charged off [Abstract]
Total loan charge offs		0	0	0
Recoveries of loans previously charged off [Abstract]
Total recoveries		0	0	0
Real Estate Mortgage - 1 to 4 Family [Member]
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		43,271	40,689	44,950
Loans charged off [Abstract]
Total loan charge offs		371	24	340
Recoveries of loans previously charged off [Abstract]
Total recoveries		417	450	466
Net loans (recoveries) charged off		(46)	(426)	(126)
(Credit) provision for credit losses		2,308	(1,561)	(4,387)
Balance at end of period		45,625	43,271	40,689
Real Estate Mortgage - 1 to 4 Family [Member] | New York and Other States [Member]
Loans charged off [Abstract]
Total loan charge offs	[1]	371	24	339
Recoveries of loans previously charged off [Abstract]
Total recoveries	[1]	392	450	464
Real Estate Mortgage - 1 to 4 Family [Member] | Florida [Member]
Loans charged off [Abstract]
Total loan charge offs		0	0	1
Recoveries of loans previously charged off [Abstract]
Total recoveries		25	0	2
Installment [Member]
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		165	443	505
Loans charged off [Abstract]
Total loan charge offs		176	88	60
Recoveries of loans previously charged off [Abstract]
Total recoveries		47	10	54
Net loans (recoveries) charged off		129	78	6
(Credit) provision for credit losses		182	178	(56)
Balance at end of period		218	165	443
Installment [Member] | New York and Other States [Member]
Loans charged off [Abstract]
Total loan charge offs	[1]	97	87	58
Recoveries of loans previously charged off [Abstract]
Total recoveries	[1]	45	7	54
Installment [Member] | Florida [Member]
Loans charged off [Abstract]
Total loan charge offs		79	1	2
Recoveries of loans previously charged off [Abstract]
Total recoveries		2	3	0
ASU 2016-13 [Member]
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		46,620	46,620
Recoveries of loans previously charged off [Abstract]
Balance at end of period			46,620	$ 46,620
ASU 2016-13 [Member] | Commercial [Member]
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		2,149
Recoveries of loans previously charged off [Abstract]
Balance at end of period			2,149
ASU 2016-13 [Member] | Real Estate Mortgage - 1 to 4 Family [Member]
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		44,406
Recoveries of loans previously charged off [Abstract]
Balance at end of period			44,406
ASU 2016-13 [Member] | Installment [Member]
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		65
Recoveries of loans previously charged off [Abstract]
Balance at end of period			65
ASU 2016-13 [Member] | Impact of Adoption [Member]
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		2,353
Recoveries of loans previously charged off [Abstract]
Balance at end of period			2,353
ASU 2016-13 [Member] | Impact of Adoption [Member] | Commercial [Member]
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		(986)
Recoveries of loans previously charged off [Abstract]
Balance at end of period			(986)
ASU 2016-13 [Member] | Impact of Adoption [Member] | Real Estate Mortgage - 1 to 4 Family [Member]
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		3,717
Recoveries of loans previously charged off [Abstract]
Balance at end of period			3,717
ASU 2016-13 [Member] | Impact of Adoption [Member] | Installment [Member]
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		$ (378)
Recoveries of loans previously charged off [Abstract]
Balance at end of period			$ (378)

[1]	Includes New York, New Jersey, Vermont and Massachusetts.